Fair value measurement (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Summary of carrying values, fair values and fair value hierarchy of the Group's financial instruments

		30 June 2023		31 December 2022		1 January 2022
US$ thousand	Level	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Amortized cost
Trade and other receivables		20,881	20,881	53	53	—	—
		20,881	20,881	53	53	—	—
Fair value through profit or loss
Cash and cash equivalents	1	43,732	43,732	42	42	955	955
Investments	1	—	—	268,909	268,909	265,156	265,156
Derivative financial assets
Silver stream embedded derivative	3	3,740	3,740	—	—	—	—
Copper stream embedded derivative	3	5,479	5,479	—	—	—	—
		52,951	52,951	268,951	268,951	266,111	266,111
Total financial assets		73,832	73,832	269,004	269,004	266,111	266,111

Financial liabilities
Amortized cost
Trade and other payables		63,754	63,754	927	927	604	604
Lease liability		16,247	16,247	—	—	—	—
Loans and borrowings		425,907	425,907	786	786	—	—
Other financial liabilities (excluding contingent consideration)		10,326	10,326	280,996	285,428	253,530	274,436
		516,234	516,234	282,709	287,141	254,134	275,040
Fair value through profit or loss
Other financial liabilities (contingent consideration)
Royalty Deed	3	43,130	43,130	—	—	—	—
Contingent copper consideration	3	97,200	97,200	—	—	—	—
Deferred consideration	2	75,000	75,000	—	—	—	—
Derivative financial liabilities
Public Warrants	1	12,374	12,374	4,335	4,335	5,174	5,174
Private Warrants	2	9,150	9,150	3,107	3,107	3,266	3,266
Mezz Warrants	3	13,310	13,310	—	—	—	—
Mezz Facility embedded derivative	2	42,821	42,821	—	—	—	—
		292,985	292,985	7,442	7,442	8,440	8,440
Total financial liabilities		809,219	809,219	290,151	294,583	262,574	283,480

Summary of fair values of the Group's derivative financial assets and liabilities

		30 June	31 December	1 January
US$ thousand	Note	2023	2022	2022
Derivative financial assets
Current
Silver stream embedded derivative	(a)	705	—	—
Copper stream embedded derivative	(b)	9	—	—
		714	—	—

Non-current
Silver stream embedded derivative	(a)	3,035	—	—
Copper stream embedded derivative	(b)	5,470	—	—
		8,505	—	—
Total derivative financial assets		9,219	—	—

Derivative financial liabilities
Current
Warrants	(c)	—	—	—
Mezz facility embedded derivative	(d)	11,792	—	—
Conversion option	(e)	—	—	—
		11,792	—	—

Non-current
Warrants	(c)	34,834	7,443	8,440
Mezz facility embedded derivative	(d)	31,029	—	—
Conversion option	(e)	—	—	—
		65,863	7,443	8,440
Total derivative financial liabilities		77,655	7,443	8,440

Summary of fair values of the contingent consideration

		30 June	31 December	1 January
US$ thousand	Note	2023	2022	2022
Royalty deed	(a)	43,130	—	—
Contingent copper consideration	(b)	97,200	—	—
Deferred consideration	(c)	75,000	—	—
		215,330	—	—

Royalty Deed
Disclosure of detailed information about financial instruments [line items]
Summary of a continuity schedule for liabilities

	Six months ended 30 June
US$ thousand	2023	2022
Balance, beginning of period	—	—
Initial recognition	43,130	—
Change in fair value	—	—
Royalty payments	—	—
Balance, end of period	43,130	—

Contingent copper consideration
Disclosure of detailed information about financial instruments [line items]
Summary of a key inputs were used for the valuation of assets

	30 June	31 December	1 January
	2023	2022	2022
Long-term copper price	$3.63	—	—
Copper spot price	$3.77	—	—
Annual price volatility	25.70%	—	—
Annual inflation rate	1.07%	—	—
Risk-free rate	3.97%	—	—
Reversion factor	11.55%	—	—

Summary of a continuity schedule for liabilities

	Six months ended 30 June
US$ thousand	2023	2022
Balance, beginning of period	—	—
Initial recognition	97,200	—
Change in fair value	—	—
Balance, end of period	97,200	—

Warrant Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Summary of warrants

		Private
		Placement
US$ thousand	Public Warrants	Warrants	Mezz Warrants
For six months ended 30 June 2023
Balance, beginning of period	4,335	3,108	—
Promissory note conversion warrants	—	102	—
Issuance of warrants	—	—	13,665
Change in fair value	8,039	5,940	(355)
Balance, end of period	12,374	9,150	13,310
For six months ended 30 June 2022
Balance, beginning of period	5,174	3,266	—
Issuance of warrants	—	480	—
Change in fair value	(401)	(325)	—
Exercise of warrants	—	—	—
Balance, end of period	4,773	3,421	—

Summary of assumptions used for valuation of liabilities

	30 June	31 December	1 January
	2023	2022	2022
Risk-free rate	3.93%	—	—
Warrant expected life	5 years	—	—
Expected volatility	53.94%	—	—
Expected dividend yield	0%	—	—
Share price	$10.30	—	—

Mezz Facility Embedded Derivative [Member]
Disclosure of detailed information about financial instruments [line items]
Summary of a continuity schedule for liabilities

	Six months ended 30 June
US$ thousand	2023	2022
Balance, beginning of period	—	—
Initial recognition	42,098	—
Change in fair value	723	—
Balance, end of period	42,821	—

Conversion Option of Sponsor Convertible Note [Member]
Disclosure of detailed information about financial instruments [line items]
Summary of assumptions used for valuation of liabilities

	24 May 2022
	Conversion (Final	6 May 2022 Borrowing
	Measurement)	(Initial Measurement)
Underlying warrant value	$0.60	$0.80
Exercise price	$1.50	$1.50
Holding period	0.35	0.40
Risk-free rate	1.25%	1.18%
Volatility	59.57%	55.35%

Silver stream embedded derivative
Disclosure of detailed information about financial instruments [line items]
Summary of a key inputs were used for the valuation of assets

	30 June	31 December	1 January
	2023	2022	2022
Silver spot price (per oz)	$22.81	—	—
Own credit spread	8.81%	—	—
Average silver price (per oz)	$24.38	—	—

Summary of a continuity schedule for embedded derivative assets

	Six months ended 30 June
US$ thousand	2023	2022
Balance, beginning of period	—	—
Initial recognition	—	—
Change in fair value	3,740	—
Balance, end of period	3,740	—

Copper stream embedded derivative
Disclosure of detailed information about financial instruments [line items]
Summary of a key inputs were used for the valuation of assets

	30 June	31 December	1 January
	2023	2022	2022
Copper spot price (per tonne)	$8,323	—	—
Copper price volatility	26.35%
Own credit spread	9.49%	—	—
Average copper price (per tonne)	$8,341	—	—

Summary of a continuity schedule for embedded derivative assets

	Six months ended 30 June
US$ thousand	2023	2022
Balance, beginning of period	—	—
Initial recognition	4,430	—
Change in fair value	1,049	—
Balance, end of period	5,479	—